Income Taxes (Details) - Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes [Line Items]
Local – United States	$ (1,291,148)	$ (1,137,653)	$ (3,748,688)	$ (2,344,369)	$ 3,728,225	$ 3,541,832
Foreign – Malaysia	(422,167)	(1,776,915)	(1,275,001)	(6,231,712)	7,901,870	8,188,582
Loss before income tax	(1,713,315)	(2,914,568)	(5,023,689)	(8,576,081)	(11,630,095)	(11,730,414)
Provision for income taxes		11,500	20,852	34,500	$ 97,616	$ 15,600
Local – United States [Member]
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes [Line Items]
Provision for income taxes		11,500	14,800	34,500
Foreign – Malaysia [Member]
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes [Line Items]
Provision for income taxes			$ 6,052